UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2011

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Point Capital, L.P.
           --------------------------
Address:   Two Greenwich Plaza
           --------------------------
           Greenwich, CT 06830
           --------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Frederick H. Fogel
          --------------------
Title:    Authorized Signatory
          --------------------
Phone:   (203) 542-4000
          --------------------

Signature, Place, and Date of Signing:

/s/ Frederick H. Fogel        Greenwich, CT          02/14/2012
----------------------        -------------        -------------
      Signature               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:         752,315
                                           -------------
                                           (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



Form 13F Information Table

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC     COM NEW        026874784   64,380  2,775,000 SH       DEFINED              2,775,000      0    0
ARGO GROUP INTL HLDGS LTD   COM            G0464B107      637     22,000 SH       DEFINED                 22,000      0    0
BRIDGEPOINT ED INC          COM            10807M105      920     40,000 SH       DEFINED                 40,000      0    0
CALPINE CORP                COM NEW        131347304    2,210    135,307 SH       DEFINED                135,307      0    0
DELPHI AUTOMOTIVE PLC       SHS            G27823106  623,228 28,933,514 SH       DEFINED             28,933,514      0    0
SPDR S&P 500 ETF TR         PUT            78462F953    1,980     20,000     PUT  DEFINED                 20,000      0    0
SUNOCO INC                  COM            86764P109   47,378  1,155,000 SH       DEFINED              1,155,000      0    0
TBS INTERNATIONAL PLC       CL A SHS       G8657Q104        9     58,000 SH       DEFINED                 58,000      0    0
TORCH ENERGY ROYALTY TRUST  UNIT BEN INT   891013104   11,573  5,511,167 SH       DEFINED              5,511,167      0    0